Share-Based Compensation - Schedule of Fair Value Assumptions (Details) - Performance Share Units (PSU)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	45.12%	49.10%
Risk-free interest rate	3.90%	4.48%